Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use lease assets	$ 3,113,422		$ 2,709,954
Operating lease liabilities – current	1,348,045		1,323,900
Operating lease liabilities – non-current	1,833,622		1,416,508
Total operating lease liabilities	3,181,667		$ 2,740,408
Finance leases cost:
Amortization of right-of-use assets	163,624	$ 111,641
Interest on lease liabilities	29,141	205,074
Total finance leases cost	$ 192,765	$ 316,715